Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
13	SHARE-BASED COMPENSATION
On June 20, 2014, the shareholders and Board of Directors (the “Board”) of the Company approved a resolution to reserve a total of 3,001,365 ordinary shares of the Company for the purpose of issuing share options awards to its eligible employees, officers or directors of the Group (the “Pre-IPO Plan”). On August 20, 2016, the shareholders and the Board approved a resolution to increase share option pool to 3,690,599.
On April 19, 2018, the shareholders and the Board further approved a resolution to increase share option pool up to 5,290,234
.Awards under the Pre-IPO Plan generally have vest over a period of 3 to 4 years and a contractual life of 10 years. The Company granted 652,723, 1,273,346 and 296,327 options under the Pre-IPO Plan for the years ended December 31, 2018, 2019 and 2020, respectively.

In January 2019, the shareholders and the Board of Directors of the Company approved a Management Share Incentive plan (“Management Plan”) for key executive management personnel. Under the Management Plan, the maximum number of ordinary shares reserved for issuance under is 5% of the total outstanding number of shares of the Company on an as converted and fully diluted basis (after taking into account the options granted under the plan). Awards under the Management Plan have vest over a period of 4 years and have a contractual life of 10 years. The Company granted 5,475,393 options under the Management Plan for the year ended December 31, 2020.
In May 2020, the shareholders and the Board of Directors of the Company approved an equity incentive plan (“2020 Plan”). Under the 2020 Plan, the Company is authorized to grant options, restricted shares and restricted share units for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is
4,512,276

ordinary shares. Awards under the 2020 Plan have vest over a period of 4 years and have a contractual life of 10 years. The Company granted 4,848 restricted shares units under the 2020 Plan for the year ended December 31, 2020.
As of December 31, 2020, there were 847,415, 111,742 and 4,507,428 awards available for future grant for the Pre-IPO Plan, Management Plan and 2020 Plan, respectively.
Share options
The Board determines the exercise price, vesting and other conditions of individual awards and are subject to multiple service vesting periods. The options granted vests over various vesting schedules with no more than four years.
Prior to the IPO, the Group determined the fair value of its share-based payment awards using the binomial option valuation model with assistance from an independent third-party appraiser. Upon completion of the IPO, the Group determined the fair value of share-based payment awards using the Black-Scholes model. The binomial and Black-Scholes models require subjective assumptions, including the grant date fair value of the ordinary shares, expected volatility, exercise multiple, risk-free rate and dividend yield. Prior to the IPO, the Group estimated grant date fair value of its ordinary shares with assistance from the third-party appraiser. Upon completion of the IPO, the Group used the grant date closing ADS price quoted on NASDAQ exchange to determine the fair value of its ordinary shares. For expected volatility, the Group referenced historical volatility of several comparable peer companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on management’s expected dividend policy over the contractual life of the options.
The assumptions used to estimate the fair values of the share options, restricted shares and restricted share units granted are as follows:

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rate	2.69% - 3.05%	1.63% - 2.41%	0.51% - 1.90%
Dividend yield	0%	0%	0%
Expected volatility range	46.0% - 47.8%	44.6% - 45.4%	44.9% - 49.3%
Exercise multiple	2.20	2.20 - 2.80	2.20
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$2.32 - US$3.20	US$3.30 - US$9.41	US$9.41 - US$27.15

The Group recorded compensation costs using the straight-line method for employee award with only service condition and recorded compensation costs on a tranche-by-tranche
basis for employee award with service condition and performance condition that has graded vesting schedule over the requisite service period. The share option awards are exercisable up to ten years from the grant date. The following table summarizes the share options activity for the years ended December 31, 2018, 2019 and 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2018	3,248,211	0.0002	0.38	7.24	6,739

Granted	652,723	0.0002	2.77	—	—

Exercised	(818,554)	0.0002	0.61	—	—
Forfeited	(32,212)	0.0002	0.55	—	—

Outstanding, January 1, 2019	3,050,168	0.0002	0.97	7.14	9,744

Granted	1,273,346	2.8957	3.97	—	—
Exercised	(1,864,343)	0.0002	0.30	—	—
Forfeited	(55,372)	0.0002	2.90	—	—

Outstanding, January 1, 2020	2,403,799	1.5340	3.75	8.75	20,079

Granted	5,771,720	0.0002	26.75	—	—
Exercised	(233,440)	0.0002	1.18	—	—
Forfeited	(121,650)	0.0002	3.31	—	—

Outstanding, December 31, 2020	7,820,429	0.4717	21.28	9.10	176,963

Vested and expected to vest at December 31, 2020	7,820,429	0.4717	21.28	9.10	176,963

Exercisable at December 31, 2020	538,300	6.8495	2.76	7.48	8,748

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.
The aggregate fair values of the equity awards vested during the years ended December 31, 2018, 2019 and 2020 were RM
B491, RMB9,485 and RMB3,580 (US$549),
respectively. As of December 31, 2020, there was total unrecognized employee share-based compensation expense of RMB972,698 (US$149,072) related to unvested options, which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost is recognized over a weighted-average period of 3.42 years.
Restricted shares units
The Board granted restricted share units
t
o one of the board members in June 2020. The Board determined vesting and other conditions of individual awards, which are subject to multiple service vesting periods. The restricted share units vest over a period of two
years. The Group determined the fair value of the restricted share units using the grant date closing ADS price quoted on NASDAQ exchange. The Group recognized share-based compensation expenses using the straight-line method over the requisite service period, which is generally the vesting period of the restricted shares units. The restricted shares units are exercisable up to ten years from the grant date.
The following table summarizes the restricted shares unit activities for the years ended December 31, 2018, 2019 and 2020:

	Number of shares	Weighted- Average purchase Price	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2018	—	—	—	—	—

Outstanding, January 1, 2019	—	—	—	—	—

Outstanding, January 1, 2020	—	—	—	—	—

Granted	4,848	—	24.35	—	—

Outstanding, December 31, 2020	4,848	—	24.35	9.46	111,988

Vested and expected to vest at December 31, 2020	—	—	—	—	—

Exercisable at December 31, 2020	—	—	—	—	—

Restricted shares
Upon the issuance of the Series A Preferred Shares, the Founders entered into an arrangement with the Series A preferred shareholders, whereby all ordinary shares of the Founders became subject to service and transfer restriction. Such shares are subject to repurchase by the Company at the price equal to the original purchase price paid by the Founders upon early termination of the requisite period of employment of the Founders. The restricted shares are subject to a four-year service condition with 25% of the total shares shall be vested one year from the issuance of the Series A Preferred Shares and the remaining 75% of the total shares will be vested monthly in equal installment over the remaining requisite service period of 3 years. This arrangement is accounted for as a grant of restricted share awards subject to service vesting conditions.

On May 9, 2020 the Group’s shareholders and Board of Directors approved the Employee Share Incentive Plan No. 1 (the “ESIP No. 1”), pursuant to which the Group may issue up to 2,614,636 Class A ordinary shares to qualified employees at US$13.2 per share. The shares are subject to a three-year vesting period with
10%, 40% and 50%
of the shares vesting on the first, second and third anniversary of the Company’s IPO, respectively. The Group accounts for awards under the ESIP No. 1 as a grant of restricted share awards subject to vesting condition.
On June 25, 2020, the Group’s shareholders and Board of Directors approved the Employee Share Incentive Plan No. 2 (“the “ESIP No. 2”), pursuant to which the Group allowed qualified employees to purchase Class A ordinary shares at US$20.02 per share. Each qualified employee can subscribe up to RM
B2,000
worth of shares, depending on their position and length of service with the Group. The restricted shares are subject service vesting conditions and vest over a three-year period, with

10%, 40% and 50%
of the subscribed shares vesting on the first, second and third anniversary, respectively, from subscription date. This arrangement is accounted for as a grant of restricted share awards subject to service vesting conditions.
The following table summarizes the restricted share activities during the years ended December 31, 2018, 2019 and 2020:

	Number of shares	Weighted average grant date fair value
		US$ per share
Outstanding as of January 1, 2018	2,144,423	0.10
Vested	(2,144,423)	0.10

Outstanding as of December 31, 2018	—	—

Outstanding as of December 31, 2019	—	—

Granted	743,955	8.74

Outstanding as of December 31, 2020	743,955	8.74

Prior to the IPO, the Group used the discounted cash flow method to determine the underlying equity value of the Company and adopted equity allocation model to determine the fair value of the restricted shares as of the dates of issuance. Upon completion of the IPO, the Group determined the fair value of the restricted share awards as the difference between the grant date closing ADS price quoted on NASDAQ exchange and the employees’ purchase price. The aggregate fair value of the restricted share awards granted during the year ended December 31, 2020 was
RMB42,540 (US$6,520). For the years ended December 31, 2018, 2019 and 2020, the Group recorded compensation expenses for the restricted shares of RMB1,226, nil and RMB1,671 (US$256), respectively.

Total share-based compensation expenses recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Cost of revenues	322	678	796	122
Research and development expenses	2,096	9,377	49,801	7,630
Selling and marketing expenses	547	1,235	3,457	530
General and administrative expenses	2,130	11,502	119,166	18,265

Total share-based compensation expenses	5,095	22,792	173,220	26,547

On August 19, 2019, the Group entered into an investment agreement with an employee to issue 85,196 Series C Preferred Shares at US$9.39 per share with a total consideration of US$800. The Group recognized the difference between the fair value of the preferred shares as of the commitment date and the issuance consideration of RMB463 as compensation expense for the year ended December 31, 2019.